Fair value measurement - Fair values of the Group's derivative financial assets and liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022	Jan. 01, 2022
Commodity swap liability
Derivative financial assets	$ 234
Derivative financial assets	3,767
Total derivative financial assets	4,001
Current derivative financial liabilities	17,130
Non-current derivative financial liabilities	81,397	$ 7,443	$ 8,440
Total derivative financial liabilities	98,527	7,443	8,440
Warrant liability
Commodity swap liability
Non-current derivative financial liabilities	43,195	$ 7,443	$ 8,440
Mezz Facility embedded derivative
Commodity swap liability
Current derivative financial liabilities	12,473
Non-current derivative financial liabilities	30,162
Copper stream embedded derivative
Commodity swap liability
Current derivative financial liabilities	138
Commodity swap liability
Commodity swap liability
Current derivative financial liabilities	4,519
Non-current derivative financial liabilities	8,040
Silver stream embedded derivative
Commodity swap liability
Derivative financial assets	234
Derivative financial assets	2,856
Copper stream embedded derivative
Commodity swap liability
Derivative financial assets	$ 911